Note 18 - Leases (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Change in Right-of-Use Assets [Table Text Block]
	December 31,
	2022	2021
Balance as of beginning of period	$2,955	$1,403
Lease expense	(1,701)	(494)
Foreign exchange differences	115	(48)
Additions	7,171	2,119
Disposals	(322)	—
Transfers	(47)	(25)
Balance as of end of period	$8,171	$2,955

Schedule of Change in Lease Liabilities [Table Text Block]
	December 31,
	2022	2021
Balance as of beginning of period	$3,068	$1,415
Additions to operating lease liabilities	7,171	2,119
Lease expense	314	54
Foreign exchange differences	(293)	(48)
Disposals	(329)	—
Payments	(1,692)	(472)
Balance as of end of period	$8,239	$3,068

Total current	$2,176	$985
Total non-current	6,063	2,083

Lease, Cost [Table Text Block]
	Year Ended December 31,
	2022	2021	2020
Right-of-use assets	$1,701	$494	$247
Operating lease liabilities	314	54	51
Total lease expense	$2,015	$548	$298

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Operating leases
Years Ended
2023	$2,484
2024	2,235
2025	824
2026	603
2027 and thereafter	3,166
Total remaining lease payments	9,312
Less imputed interest	(1,073)
Present value of lease liability	$8,239

Total current	$2,176
Total non-current	$6,063